Restructuring - Schedule of Restructuring Related Liabilities (Details) $ in Thousands	3 Months Ended
Sep. 30, 2023 USD ($)
Restructuring Charges [Abstract]
Restructuring Reserve, Beginning Balance	$ 0
Restructuring expenses	4,002
Cash payments	(393)
Restructuring Reserve, Ending Balance	$ 3,609